Warrants (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants Outstanding, Beginning	97,977,851	78,086,749	38,302,686
Warrants Issued	14,509,090	22,483,180	74,633,960
Warrants Exercised	(1,605,666)	(2,592,078)	(7,571,733)
Warrants Converted			(23,701,427)
Warrants Expired	(300,000)	0	(3,576,737)
Warrants Outstanding, Ending	110,581,275	97,977,851	78,086,749
Class F Warrants [Member]
Warrants Outstanding, Beginning	300,000	300,000	300,000
Warrants Issued	0	0	0
Warrants Exercised	0	0	0
Warrants Converted			0
Warrants Expired	(300,000)	0	0
Warrants Outstanding, Ending	0	300,000	300,000
Class G Warrants [Member]
Warrants Outstanding, Beginning	1,503,409	1,503,409	1,503,409
Warrants Issued	0	0	0
Warrants Exercised	0	0	0
Warrants Converted			0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	1,503,409	1,503,409	1,503,409
Class H Warrants [Member]
Warrants Outstanding, Beginning	1,988,095	1,988,095	1,988,095
Warrants Issued	0	0	0
Warrants Exercised	0	0	0
Warrants Converted			0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	1,988,095	1,988,095	1,988,095
Class I Warrants [Member]
Warrants Outstanding, Beginning	1,043,646	1,043,646	1,043,646
Warrants Issued	0	0	0
Warrants Exercised	0	0	0
Warrants Converted			0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	1,043,646	1,043,646	1,043,646
Class K Warrants [Member]
Warrants Outstanding, Beginning	7,200,000	5,200,000	3,310,000
Warrants Issued	0	2,000,000	1,890,000
Warrants Exercised	0	0	0
Warrants Converted			0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	7,200,000	7,200,000	5,200,000
Class L Warrants [Member]
Warrants Outstanding, Beginning	63,898,173	65,945,005	0
Warrants Issued	0	0	66,788,338
Warrants Exercised	(1,100,000)	(2,046,832)	(843,333)
Warrants Converted			0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	62,798,173	63,898,173	65,945,005
Class N Warrants [Member]
Warrants Outstanding, Beginning	13,943,180	0	0
Warrants Issued	14,509,090	13,943,180	0
Warrants Exercised	0	0	0
Warrants Converted			0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	28,452,270	13,943,180	0
Class O Warrants [Member]
Warrants Outstanding, Beginning	6,540,000	0	0
Warrants Issued	0	6,540,000	0
Warrants Exercised	(100,000)	0	0
Warrants Converted			0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	6,440,000	6,540,000	0
Series A Warrants [Member]
Warrants Outstanding, Beginning	1,561,348	2,106,594	25,951,421
Warrants Issued	0	0	0
Warrants Exercised	(405,666)	(545,246)	(143,400)
Warrants Converted			(23,701,427)
Warrants Expired	0	0	0
Warrants Outstanding, Ending	1,155,682	1,561,348	2,106,594
Class E Warrants [Member]
Warrants Outstanding, Beginning	0	0	3,576,737
Warrants Issued		0	0
Warrants Exercised		0	0
Warrants Converted			0
Warrants Expired		0	(3,576,737)
Warrants Outstanding, Ending		0	0
Class J Warrants [Member]
Warrants Outstanding, Beginning	0	0	629,378
Warrants Issued		0	4,012,289
Warrants Exercised		0	(4,641,667)
Warrants Converted			0
Warrants Expired		0	0
Warrants Outstanding, Ending		0	0
Class M Warrants [Member]
Warrants Outstanding, Beginning	0	0	0
Warrants Issued		0	1,943,333
Warrants Exercised		0	(1,943,333)
Warrants Converted			0
Warrants Expired		0	0
Warrants Outstanding, Ending		0	0